Expense Example - AMG TimesSquare Small Cap Growth Fund	Apr. 24, 2021 USD ($)
Class Z
Expense Example:
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	317
Expense Example, with Redemption, 5 Years	551
Expense Example, with Redemption, 10 Years	1,224
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	380
Expense Example, with Redemption, 5 Years	659
Expense Example, with Redemption, 10 Years	1,454
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	339
Expense Example, with Redemption, 5 Years	589
Expense Example, with Redemption, 10 Years	$ 1,305